WARRANTS	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012
WARRANTS [Abstract]
WARRANTS
NOTE 5 - WARRANTS

As part of the Company's private placements, warrants were granted to the Leading Investor, as defined in note 4b. 182,292 warrants were granted in January 2011 (the "2011 Warrants"), 112,613 were granted in August 2012 and 16,892 were granted in November 2012 (together, the "Three Warrants"). Each warrant was granted for five years at an initial exercise price of $6.00 per share. The warrants included a full ratchet anti-dilution protection from the second year anniversary date after issuing the warrant, subject to certain limitations and while the warrant was outstanding.  In the event the Company was to issue or sell any common stock for a consideration per share lower than the exercise price then in effect, or was to issue or sell any options, warrants or other rights for the purchase or acquisition of such shares at a consideration per share of less than the exercise price then in effect, the warrants were to be amended to (a) reduce the exercise price to an amount equal to the per share consideration payable to the company in such sale or issuance, and (b) the quantity of warrants were to updated, based on certain rules as determined in the Warrants Agreements with the Leading Investor.

As a result of a private placements in August 2012, and pursuant to adjustment terms of the 2011 Warrants, such warrant was amended to: (i) reduce the exercise price from $6.00 to $4.44, (ii) increase the number of shares issuable upon the exercise of the warrant from 182,292 to 246,341.

In addition, as a result of the agreement with D.N.A, as described in note 4c, and pursuant to adjustment terms of the 2011 Warrants, the Company further amended the 2011 Warrants by: (i) reducing the exercise price from $4.44 to $3.7656 and (ii) increasing the number of shares issuable upon the exercise of the 2011 Warrants from 246,341 to 290,459.

On November 29, 2012, the Company and the Leading Investor entered into a letter agreement (the "Agreement") in connection with the Three Warrants. Pursuant to the Agreement, the Company and the Leading Investor agreed to amend the Three Warrants to provide that the anti-dilution protection of each of the Three Warrants shall be removed in its entirety. In addition, as to the Warrants issued in August and November 2012, the parties agreed that the exercise price shall be reduced to $3.7656. On that day, the Company also issued to the Leading Investor a Common Stock Purchase Warrant (the "New Warrant") pursuant to which, the Leading Investor shall have the right to purchase up to 137,311 shares of the common stock of the Company over a period of four years at an exercise price of $7.20 per share. The fair value of the New Warrant on the date of grant, was $145,173, using the following assumptions: dividend yield of 0% and expected term of 4 years; expected volatility of 62.29%; and risk-free interest rate of 0.57%.

The fair value of the warrants was determined by using Monte Carlo type model based on the risk neutral approach.  The model takes as an input the estimated future dates when new capital will be raised, and builds a multi-step dynamic model.  The first step is to model the risk neutral distribution of the share value on the new issue dates, then for each path to use the Black-Scholes model to estimate the value of the warrants on the last issue date including all the changes in exercise price and quantity along this path. The significant unobservable input used in the fair value measurement is the future expected issue dates. Significant delay in this input would result a higher fair value measurement.

In addition to the New Warrant, Nadav Kidron, the Company's President, Chief Executive Officer and director, in his personal capacity as a shareholder of the Company, undertook and agreed that following the execution and delivery of the Agreement, in the event that an adjustment pursuant to the anti-dilution protection of any of the Three Warrants (had it not been amended by the Agreement thereof) would have been triggered and the number of shares of common stock of the Company that the Leading Investor would have been able to purchase under the Three Warrants would have increased by an aggregate number in excess of 137,311 shares, then the Leading Investor shall have the right to purchase from Mr. Kidron such number of shares of common stock of the Company owned by Mr. Kidron equal to such excess, up to a maximum of 112,690 shares of common stock of the Company (the "Kidron Option"). The foregoing right shall survive until the termination of such Three Warrants. The fair value of the Kidron Option on the date of grant was $168,220, based on the Monte Carlo type model that is described above.

Pursuant to the removal of the anti-dilution protection, the Three Warrants were no longer classified as liabilities. The Company recognized a financial expense in the amount of $296,982.

Financial liabilities carried at fair value as of August 31, 2012, are classified in the tables below in one of the three fair value categories:

	Fair value measurements at reporting date using
	Level 3	Total
Warrants -
August 31, 2012	$637,182	$637,182

The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

Three months ended November 30
2012
Carrying value at the beginning of the period	$637,182
Additional warrant liabilities granted	28,344
Changes in fair value of warrant liabilities	(44,699)
Exchange of warrants	(620,827)
Carrying value at the end of the period	$-

NOTE 7 - WARRANTS

As part of the Company's private placements as described in notes 10a and 10f, warrants were granted to an investor who was considered as a leading investor (the "Leading Investor). 182,292 warrants were granted in January 2011 (the "2011 Warrants") and 112,613 were granted in August 2012. Each warrant was granted for five years at an initial exercise price of $6.00 per share. The warrants include anti-dilution protection (the "full ratchet anti-dilution protection"),  from the second year anniversary date after issuing the warrant, subject to certain limitations and while the warrant is outstanding.  In the event the Company shall issue or sell any common stock for a consideration per share lower than the exercise price then in effect, or shall issue or sell any options, warrants or other rights for the purchase or acquisition of such shares at a consideration per share of less than the exercise price then in effect, the warrants will be amended to (a) reduce the exercise price to an amount equal to the per share consideration payable to the company in such sale or issuance, and (b) the quantity of warrants will be updated, based on certain rules as determined in the Warrants Agreements with the Leading Investor.

As a result of the August 2012 private placements, and pursuant to the adjustment terms of the 2011 Warrants held by the Leading Investor, prior to such private placements, the warrant held by the Leading Investor was amended to: (i) reduce the exercise price from $6.00 to $4.44, (ii) increase the number of shares issuable upon the exercise of the warrant from 182,292 to 246,341, and (iii) delete the limitation which restricted the Leading Investor 's ability from receiving more than 9.9% of the Company's outstanding shares.

As to amendment to the Warrant after August 31, 2012, see also note 17d.

As of August 31, 2011, the Warrants that were granted to this investor during the year ended August 31, 2011 were presented within stockholders' equity.  After further review, the Company has determined that these instruments should have been classified as liabilities.  Changes in the fair value of these Warrants require adjustments to the amount of the liabilities recorded on the Company's balance sheet, and the corresponding gain or loss is required to be recorded in the Company's statement of operations.  The Company assessed the materiality of the correction and concluded that it was immaterial to previously reported annual and interim amounts and that the correction of the error in 2012 is not material to the current year results of operations. Accordingly, the Company corrected this error during the year ended August 31, 2012 and did not restate its consolidated financial statements for the prior years or interim periods impacted.

The fair value of the warrants was determined by using Monte Carlo type model based on the risk neutral approach.  The model takes as an input the estimated future dates when new capital will be raised, and builds a multi-step dynamic model.  The first step is to model the risk neutral distribution of the share value on the new issue dates, then for each path to use the Black-Scholes model to estimate the value of the warrants on the last issue date including all the changes in exercise price and quantity along this path. The significant unobservable input used in the fair value measurement is the future expected issue dates. Significant delay in this input would result a higher fair value measurement.

Financial liabilities carried at fair value as of August 31, 2012 are classified in the tables below in one of the three fair value categories:

	Fair value measurements at reporting date using
	Level 3	Total
Warrants -
August 31, 2012	$637,182	$637,182

The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

August 31
2012
Carrying value at the beginning of the period	-
Additions	$494,478
Changes in fair value of warrant liabilities	142,704
Carrying value at the end of the period	$637,182

As to the change in the terms of the warrants after August 31, 2012, see note 17e.